UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 02608 )

Exact name of registrant as specified in charter: Putnam Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service: Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq. Ropes & Gray LLP One International Place Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000 Date of fiscal year end: September 30, 2005 Date of reporting period: December 31, 2005

Item 1: Schedule of Investments

Putnam Money Market Fund

The fund's portfolio

12/31/05 (Unaudited)

COMMERCIAL PAPER (60.0%)(a)

	Yield (%)	Maturity date	Principal amount	Value
Domestic (49.6%)
Amstel Funding Corp.	4.635	6/20/06	$ 56,000,000	$54,799,611
Amstel Funding Corp.	4.378	2/28/06	20,000,000	19,860,478
Amstel Funding Corp.	4.353	2/23/06	39,000,000	38,752,821
Amstel Funding Corp.	4.317	2/15/06	23,000,000	22,877,237
Atlantic Asset Securitization, LLC	4.449	3/15/06	30,000,000	29,732,333
Atlantic Asset Securitization, LLC	4.375	2/15/06	25,000,000	24,864,063
Atlantic Asset Securitization, LLC	4.364	1/17/06	21,275,000	21,233,868
Atlantic Asset Securitization, LLC	4.304	1/27/06	20,000,000	19,933,267
Atlantic Asset Securitization, LLC	4.044	1/09/06	40,000,000	39,964,444
Bank of America Corp.	4.250	2/08/06	32,000,000	31,857,964
Bank of America Corp.	4.080	1/23/06	20,800,000	20,748,774
Bear Stearns Cos.	4.469	3/22/06	30,000,000	29,705,333
Bear Stearns Cos.	4.413	2/21/06	17,000,000	16,894,515
Bear Stearns Cos.	4.316	2/14/06	30,000,000	29,843,433
Bear Stearns Cos.	4.240	1/17/06	25,000,000	24,953,222
Bryant Park Funding, LLC	4.430	2/21/06	34,000,000	33,788,067
Bryant Park Funding, LLC	4.397	2/28/06	15,827,000	15,716,079
Bryant Park Funding, LLC	4.333	2/15/06	17,630,000	17,535,459
CAFCO, LLC.	4.407	2/17/06	22,000,000	21,874,197
CAFCO, LLC.	4.332	2/09/06	45,000,000	44,790,619
CIESCO, LLC	4.277	1/20/06	35,000,000	34,921,493
CIT Group, Inc.	4.315	2/23/06	14,000,000	13,912,197
CIT Group, Inc.	4.222	1/24/06	17,000,000	16,954,601
Citibank Credit Card Issuance Trust (Dakota)	4.330	1/05/06	25,000,000	24,988,000
Citibank Credit Card Issuance Trust (Dakota)	4.260	1/19/06	33,000,000	32,930,205
Citibank Credit Card Issuance Trust (Dakota)	4.211	1/25/06	50,000,000	49,861,000
Citibank Credit Card Issuance Trust (Dakota)	4.153	1/18/06	28,000,000	27,945,657
Countrywide Financial Corp.	4.371	1/17/06	18,000,000	17,965,120
Countrywide Financial Corp.	4.368	1/11/06	35,000,000	34,957,611
Countrywide Financial Corp.	4.357	1/30/06	35,000,000	34,877,636
CRC Funding, LLC	4.222	1/18/06	40,000,000	39,920,856
Curzon Funding, LLC	4.326	1/12/06	18,000,000	17,976,295
Curzon Funding, LLC	4.282	1/23/06	25,000,000	24,935,069
Curzon Funding, LLC	4.135	3/27/06	40,000,000	39,617,500
Curzon Funding, LLC 144A FRN, Ser. 1ML-5	4.329	4/28/06	20,000,000	19,998,707
Goldman Sachs Group, Inc. (The)	4.552	5/23/06	29,000,000	28,490,969
Govco, Inc.	4.647	6/23/06	45,000,000	44,017,264
Govco, Inc.	4.133	1/18/06	23,000,000	22,955,578
Klio II Funding Corp.	4.456	3/08/06	25,000,000	24,797,875
Klio II Funding Corp.	4.410	2/28/06	58,310,000	57,897,072
Klio II Funding Corp.	4.368	1/23/06	30,000,000	29,920,250
Klio II Funding Corp.	4.344	2/14/06	23,213,000	23,091,003
Master Funding, LLC Ser. B	4.372	1/26/06	22,000,000	21,933,542
Master Funding, LLC Ser. B	4.350	1/31/06	10,000,000	9,964,000
Master Funding, LLC Ser. B	4.343	2/02/06	20,000,000	19,923,378
Master Funding, LLC Ser. B	4.325	1/18/06	30,000,000	29,939,083
Master Funding, LLC Ser. B	4.299	2/02/06	30,000,000	29,886,400
Master Funding, LLC Ser. B	4.161	1/13/06	10,000,000	9,986,267
MBNA Credit Card Master Note Trust	4.469	3/14/06	30,000,000	29,734,800
MBNA Credit Card Master Note Trust	4.440	2/22/06	30,000,000	29,808,900
MBNA Credit Card Master Note Trust	4.425	2/22/06	41,000,000	40,740,014
Old Line Funding Corp.	4.366	2/06/06	31,000,000	30,865,460
Park Granada, LLC	4.478	3/17/06	26,286,000	26,043,402
Park Granada, LLC	4.469	3/16/06	48,000,000	47,563,893
Park Granada, LLC	4.353	1/05/06	30,000,000	29,985,533
Ranger Funding Co., LLC	4.260	1/09/06	27,322,000	27,296,257
Sheffield Receivables Corp.	4.315	1/10/06	20,640,000	20,617,812
Thunder Bay Funding, Inc.	4.331	2/02/06	14,473,000	14,417,681
Thunder Bay Funding, Inc.	4.240	1/17/06	14,371,000	14,344,110
Thunder Bay Funding, Inc.	4.232	1/06/06	30,000,000	29,982,458
Yorktown Capital, LLC	4.330	1/04/06	25,000,000	24,991,000
				1,710,681,732

Foreign (10.4%)
Atlantis One Funding Corp. (Netherlands)	4.136	3/31/06	20,000,000	19,799,750
Banco Continental de Panama, S.A. (Calyon Letter Of Credit (LOC))
(France)	3.720	3/10/06	20,000,000	19,863,244
Banco Continental de Panama, S.A. (Calyon (LOC)) (France)	3.677	3/03/06	33,000,000	32,799,818
Bank of Ireland (Ireland)	4.400	2/27/06	24,000,000	23,834,320
Bank of Ireland (Ireland)	4.303	2/10/06	29,000,000	28,862,733
Bank of Ireland (Ireland)	4.251	1/23/06	33,000,000	32,914,897
Dexia Delaware, LLC (Belgium)	4.331	2/01/06	30,000,000	29,888,787
ING America Insurance Holdings (Netherlands)	4.373	1/13/06	20,000,000	19,970,900
Toronto Dominion Holdings (USA) (Canada)	4.470	3/31/06	30,000,000	29,672,183
Toyota Motor Credit Corp. (Japan)	4.272	1/31/06	14,000,000	13,950,533
Tulip Funding Corp. (Netherlands)	4.277	1/03/06	20,000,000	19,995,267
Tulip Funding Corp. (Netherlands)	4.239	1/06/06	20,000,000	19,988,278
Westpac Banking Corp. (Australia)	4.469	3/30/06	27,000,000	26,708,280
Westpac Banking Corp. (Australia)	4.451	3/06/06	26,900,000	26,689,104
Westpac Banking Corp. (Australia)	4.307	2/09/06	13,000,000	12,939,864
				357,877,958

Total commercial paper (cost $2,068,559,690)				$2,068,559,690

CERTIFICATES OF DEPOSIT (16.7%)(a)

	Yield (%)	Maturity Date	Principal amount	Value

Domestic (3.6%)

Suntrust Bank FRN, Ser. CD	4.324	9/26/06	$36,000,000	$35,997,864
Suntrust Bank FRN, Ser. CD	4.282	5/12/06	31,000,000	31,000,000
Wells Fargo Bank N.A. Ser. CD	4.340	2/16/06	35,000,000	35,000,000
Wells Fargo Bank N.A. Ser. CD	4.310	1/18/06	22,000,000	22,000,000
				123,997,864

Foreign (13.1%)
Bank of Ireland Ser. ECD (Ireland)	4.320	1/26/06	24,000,000	23,999,834
Bank of Nova Scotia FRN, Ser. YCD (Canada)	4.224	1/03/06	17,000,000	16,999,971
Barclays Bank PLC FRN, Ser. YCD (United Kingdom)	4.236	6/01/06	15,000,000	14,999,381
Barclays Bank PLC Ser. ECD (United Kingdom)	4.380	3/01/06	22,000,000	21,998,834
Barclays U.S. Funding Corp. Ser. ECD (United Kingdom)	4.125	2/07/06	30,000,000	29,996,400
BNP Paribas FRN, Ser. YCD (France)	4.308	6/19/06	30,000,000	29,993,244
Canadian Imperial Bank of Commerce FRN, Ser. YCD (Canada)	4.561	9/15/06	30,000,000	30,014,875
Canadian Imperial Bank of Commerce FRN, Ser. YCD1 (Canada)	4.350	1/23/07	31,000,000	31,000,000
Credit Suisse New York FRN, Ser. YCD (Switzerland)	4.390	7/18/06	25,000,000	25,006,324
Dexia Credit Local FRN, Ser. YCD (Belgium)	4.325	10/03/06	32,000,000	31,995,202
Fortis Bank SA/NV Ser. YCD (Belgium)	3.950	4/21/06	24,000,000	24,000,000
Societe Generale Ser. ECD (France)	3.900	4/18/06	63,000,000	62,998,559
Svenska Handelsbanken FRN, Ser. YCD1 (Sweden)	4.315	4/03/06	45,000,000	44,986,455
Svenska Handelsbanken FRN (Sweden)	4.310	9/20/06	36,000,000	35,994,868
Swedbank FRN, Ser. YCD (Sweden)	4.300	3/20/06	27,750,000	27,740,265
				451,724,212

Total Certificates Of Deposit (cost $575,722,076)				$575,722,076

CORPORATE BONDS AND NOTES (15.3%)(a)

	Yield (%)	Maturity Date	Principal amount	Value

Domestic (12.6%)
Bank of New York Co., Inc. (The) 144A sr. notes FRN Ser. XMTN	4.390	1/10/07	20,000,000	20,000,000
Citigroup, Inc. notes	5.750	5/10/06	38,964,000	39,129,152
Citigroup, Inc. sr. notes FRN, Ser. MTN	4.521	3/29/06	20,000,000	20,002,183
Lehman Brothers Holdings, Inc. FRN, Ser. G	4.762	2/13/06	20,428,000	20,438,552
Lehman Brothers Holdings, Inc. FRN, Ser. G	4.590	6/2/06	73,400,000	73,428,926
Merrill Lynch & Co., Inc. FRN, Ser. C	4.349	1/16/07	14,500,000	14,500,000
Morgan Stanley Dean Witter & Co. FRN	4.540	11/24/06	36,000,000	36,053,815
Morgan Stanley Dean Witter & Co. sr. notes FRN	4.799	3/27/06	104,000,000	104,071,505
National City Bank FRN, Ser. BKNT	4.380	6/2/06	35,000,000	34,996,500
National City Bank FRN, Ser. BKNT	4.379	7/26/06	72,000,000	72,015,445
				434,636,078

Foreign (2.7%)
Bank of Ireland 144A unsec. FRN, Ser. XMTN (Ireland)	4.340	1/19/07	$23,000,000	$23,000,000
HSBC USA, Inc. sr. notes FRN, Ser. EXT (United Kingdom)	4.349	1/12/07	36,000,000	36,000,000
Nordea Bank AB 144A FRN (Sweden)	4.417	1/11/07	20,000,000	20,000,000
Societe Generale 144A unsec. FRN, Ser. MTN (France)	4.264	3/3/11	15,000,000	15,000,000
				94,000,000

Total corporate bonds and notes (cost $528,636,078)				$528,636,078

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.4%)(a)

	Yield %	Maturity date	Principal amount	Value

Fannie Mae FRN	4.299	9/7/06	$23,000,000	$22,978,378
Federal Farm Credit Bank FRB	4.280	7/20/06	25,000,000	24,990,600

Total U.S. government agency obligations (cost $47,968,978)				$47,968,978

PROMISSORY NOTES (1.0%)(a) (cost $36,000,000)

	Yield (%)	Maturity Date	Principal amount	Value

Goldman Sachs Group, Inc. (The) FRN (acquired 6/22/05, cost
$36,000,000) (RES)	4.400	1/19/06	$ 36,000,000	$ 36,000,000

ASSET BACKED SECURITIES (1.0%)(a) (cost $34,694,526)

	Yield (%)	Maturity Date	Principal amount	Value
TIAA Real Estate CDO, Ltd. 144A FRN, Ser. 03-1A, Class A1MM
(Cayman Islands)	4.410	3/21/06	$ 34,694,526	$ 34,694,526

SHORT-TERM INVESTMENTS (4.7%)(a) (cost $162,820,000)

			Principal amount	Value

Interest in $552,000,000 joint tri-party repurchase agreement dated
December 30, 2005 with UBS Securities, LLC due January 3, 2006 with respect to various U.S. Government obligations -- maturity value of
$162,898,335 for an effective yield of 4.33% (collateralized by Fannie Mae and Freddie Mac with yields ranging from 3.50% to 12.00% and due dates
ranging from July 1, 2006 to December 1, 2035, valued at $563,044,303)			$162,820,000	$162,820,000

TOTAL INVESTMENTS

Total investments (cost $3,454,401,348) (b)				$3,454,401,348

NOTES
(a)	Percentages indicated are based on net assets of $3,445,840,207.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at December 31, 2005 was $36,000,000 or 1.0% of net assets.

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $69,089 for the period ended December 31, 2005. During the period ended Decemeber 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $126,110,000 and $126,110,000 respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2005.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2005: (as a percentage of Portfolio Value)

Australia	1.9%
Belgium	2.5
Canada	3.1
Cayman Islands	1.0
France	4.7
Ireland	3.9
Japan	0.4
Netherlands	2.3
Sweden	3.7
Switzerland	0.7
United Kingdom	3.0
United States	72.8

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: February 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar

Principal Financial Officer
Date: February 28, 2006